Depreciation, Amortization and Impairment (Tables)	12 Months Ended
Mar. 31, 2019
Depreciation Amortisation And Impairment Expense [Abstract]
Schedule of Depreciation, Amortization and Impairment
	For the year ended March 31
Particulars	2017	2018	2019
Depreciation	5,149	4,357	3,895
Amortization	9,386	25,481	22,922
Impairment	15,167	2,874	—
Total	29,702	32,712	26,817